U.S. Certificates of Deposit (U.S [Member] Certificates Of Deposit [Member], USD $)			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Banks [Member] Zero Point Six Percent Banco Del Estado De Chile (Ny) Maturing At 28-January-2013 [Member]		Dec. 31, 2012 Banks [Member] Zero Point Five One Percent Bank Of Montreal (Ny) Maturing At 15-August-2013 [Member]		Dec. 31, 2012 Banks [Member] Zero Point Four Nine Percent Bank Of Tokyo-Mitsubishi Ufj, Ltd. (Ny) Maturing At 11-February-2013 [Member]		Dec. 31, 2012 Banks [Member] Zero Point Four Eight Percent Bbt Maturing At 26-July-2013 [Member]		Dec. 31, 2012 Banks [Member] Zero Point Eight Two Percent Credit Suisse (Ny) Maturing At 25-July-2013 [Member]		Dec. 31, 2012 Banks [Member] Zero Point Four Six Percent Mizuho Corporate Bank (Ny) Maturing At 1-March-2013 [Member]		Dec. 31, 2012 Banks [Member] Zero Point Five Two Percent Norinchukin Bank (Ny) Maturing At 8-February-2013 [Member]		Dec. 31, 2012 Banks [Member] Zero Point Four One Percent Pnc Bank Maturing At 1-March-2013 [Member]		Dec. 31, 2012 Banks [Member] Zero Point Five Seven Percent Standard Chartered Bank Maturing At 14-January-2013 [Member]		Dec. 31, 2011 Banks [Member] Zero Point Three Six Percent Bank Of Tokyo-Mitsubishi (Ny) Maturing At 17-January-2012 [Member]		Dec. 31, 2011 Banks [Member] Zero Point Four Five Percent Deutsche Bank Aktiengesellschaft (Ny) Maturing At 4-April-2012 [Member]		Dec. 31, 2011 Banks [Member] Zero Point Six Five Percent Nordea Bank Finland Plc (Ny) Maturing At 13-November-2012 [Member]		Dec. 31, 2011 Banks [Member] Zero Point Six Three Percent Pnc Bank Maturing At 1-March-2013 [Member]		Dec. 31, 2011 Banks [Member] Zero Point Four Nine Percent Shizuoka Bank, Ltd. (Ny) Maturing At 3-February-2012 [Member]		Dec. 31, 2011 Banks [Member] Zero Point Five Five Percent Ubs Ag (Ny) Maturing At 25-April-2012 [Member]		Dec. 31, 2011 Banks [Member] Zero Point Four Percent Westpac Banking Corp. (Ny) Maturing At 3-May-2012 [Member]
Face Value			$ 250,000		$ 100,000		$ 250,000		$ 250,000		$ 200,000		$ 250,000		$ 250,000		$ 250,000		$ 250,000		$ 250,000		$ 250,000		$ 200,000		$ 250,000		$ 250,000		$ 300,000		$ 250,000
Maturity Date			Jan. 28, 2013		Aug. 15, 2013		Feb. 11, 2013		Jul. 26, 2013		Jul. 25, 2013		Mar. 01, 2013		Feb. 08, 2013		Mar. 01, 2013		Jan. 14, 2013		Jan. 17, 2012		Apr. 04, 2012		Nov. 13, 2012		Mar. 01, 2013		Feb. 03, 2012		Apr. 25, 2012		May 03, 2012
Yield1			0.60%	[1]	0.51%	[1]	0.49%	[1]	0.48%	[1]	0.82%	[1]	0.46%	[1]	0.52%	[1]	0.41%	[1]	0.57%	[1]	0.36%	[1]	0.45%	[1]	0.65%	[1]	0.63%	[1]	0.49%	[1]	0.55%	[1]	0.40%	[1]
Fair Value	2,054,535	1,750,299	250,702		100,228		250,547		250,862		200,286		250,467		250,584		250,164		250,695		250,444		250,609		199,168		248,172		250,234		301,003		250,669
% of Partners' Capital (Net Asset Value)	4.11%	2.72%	0.50%		0.21%		0.50%		0.50%		0.40%		0.50%		0.50%		0.50%		0.50%		0.39%		0.39%		0.31%		0.38%		0.39%		0.47%		0.39%
Investment Owned, at Cost	$ 2,049,739	$ 1,749,630

[1]	Represents the annualized yield at date of purchase for discount securities, the stated coupon rate for coupon-bearing securities, or the stated interest rate for certificates of deposit.